Note 6 - Other Assets (Tables)	9 Months Ended
Jul. 31, 2022
Statement Line Items [Line Items]
Disclosure of detailed information about other assets [text block]
(thousands of Canadian dollars)
	July 31	October 31	July 31
	2022	2021	2021

Accounts receivable	$3,744	$2,643	$1,279
Prepaid expenses and other	16,067	12,699	10,699
Property and equipment	6,965	7,075	7,272
Right-of-use assets	4,296	4,817	4,990
Deferred income tax asset	2,248	2,931	1,943
Investment	953	953	953
Goodwill	5,754	5,754	5,754
Intangible assets	3,299	3,641	3,722

	$43,326	$40,513	$36,612